CASH AND CASH EQUIVALENTS (Narrative) (Details) - Fixed interest rate [Member]	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	2.00%
Top of range [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	2.40%
NIS [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	0.02%	0.16%